COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018	Feb. 21, 2022	Feb. 21, 2021	Feb. 21, 2020	Aug. 31, 2019	Aug. 31, 2018
Accounting Policies [Abstract]
Rental expense	$ 61,440	$ 12,570	$ 0				$ 34,381	$ 19,456
Total future lease commitments	168,205						168,205
Lease commitment due within one year	$ 45,069						$ 87,245
Monthly rent				$ 968	$ 768	$ 1,766